Debt - borrowing programs (Details) kr in Millions	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 USD ($)
Unlimited Euro Medium-Term Note Program
Disclosure of detailed information about borrowings [line items]
Value outstanding	kr 127,105		kr 118,657
Unlimited SEC-registered U.S. Medium-Term Note Program
Disclosure of detailed information about borrowings [line items]
Value outstanding	141,742		171,247
Unlimited Swedish Medium-Term Note Program
Disclosure of detailed information about borrowings [line items]
Value outstanding	458		447
Unlimited MTN/STN AUD Debt Issuance Program
Disclosure of detailed information about borrowings [line items]
Value outstanding	11,621		9,663
USD 3,000,000,000 U.S. Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Value outstanding	2,493		10,202
Principal amount | $		$ 3,000,000,000		$ 3,000,000,000
USD 4,000,000,000 Euro-Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Value outstanding	kr 16,115		kr 4,273
Principal amount | $		$ 4,000,000,000		$ 4,000,000,000